Principal Accounting Policies - Summary of Future Lease Payments under Operating Leases (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Accounting Policies [Abstract]
Future lease payments , year one	¥ 22,343
Future lease payments , year two	21,439
Future lease payments , year three	21,629
Future lease payments , year four	9,682
Total future lease payments	75,093
Less: Imputed interest	5,649
Total lease liability balance	¥ 69,444